Property, Plant and Equipment	12 Months Ended
Jan. 31, 2022
Text block [abstract]
Property, Plant and Equipment
9.	PROPERTY, PLANT AND EQUIPMENT
The Company’s property, plant and equipment were as follows, as at:

	January 31, 2022			January 31, 2021
	Cost	Accumulated depreciation	Carrying amount	Cost	Accumulated depreciation	Carrying amount
Tooling	$1,023.6	$663.6	$360.0	$924.5	$632.0	$292.5
Equipment	1,029.8	516.5	513.3	896.6	471.6	425.0
Building	604.6	185.9	418.7	422.7	168.1	254.6
Land	149.9	—	149.9	92.2	—	92.2
Total	$2,807.9	$1,366.0	$1,441.9	$2,336.0	$1,271.7	$1,064.3
As at January 31, 2022 and 2021, assets under development amounted to $140.9 million and $103.5 million respectively and were included in the cost of property, plant and equipment.
The following table explains the changes in property, plant and equipment during the year ended January 31, 2022:

	Carrying amount as at January 31, 2021	Additions [a]	Disposals	Depreciation	Effect of foreign currency exchange rate changes	Carrying amount as at January 31, 2022
Tooling	$292.5	$172.5	$(0.1)	$(95.8)	$(9.1)	$360.0
Equipment	425.0	195.7	(1.1)	(92.8)	(13.5)	513.3
Building	254.6	197.3	(0.3)	(22.0)	(10.9)	418.7
Land	92.2	60.4	—	—	(2.7)	149.9
Total	$1,064.3	$625.9	$(1.5)	$(210.6)	$(36.2)	$1,441.9
[a]
Government assistance of $3.0 million has been recorded against the additions.
The following table explains the changes in property, plant and equipment during the year ended January 31, 2021:

	Carrying amount as at January 31, 2020	Additions [b]	Disposals	Depreciation	Impairment (Note 25)	Effect of foreign currency exchange rate changes	Carrying amount as at January 31, 2021
Tooling	$313.5	$90.8	$(0.1)	$(95.4)	$(21.7)	$5.4	$292.5
Equipment	403.6	105.3	(0.9)	(82.5)	(8.8)	8.3	425.0
Building	247.4	23.7	(0.3)	(19.3)	—	3.1	254.6
Land	62.9	32.9	(5.4)	—	—	1.8	92.2
Total	$1,027.4	$252.7	$(6.7)	$(197.2)	$(30.5)	$18.6	$1,064.3
[b]
Government assistance of $0.6 million has been recorded against the additions.